RESIDENTIAL MORTGAGE LOAN SPONSOR LLC ABS-15G

Exhibit 99.2

Client Name:
Client Project Name:	RMLT 2021-1R
Start - End Dates:	2/14/2014 - 2/3/2020
Deal Loan Count:	24

Conditions Report

Loans in Report:	74,935
Loans with Conditions:	16

22 - Total Active Conditions
3 - Material Conditions
1 - Credit Review Scope
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Value
19 - Non-Material Conditions
3 - Credit Review Scope
1 - Category: Assets
1 - Category: Credit/Mtg History
1 - Category: DTI
1 - Property Valuations Review Scope
1 - Category: FEMA
15 - Compliance Review Scope
2 - Category: Federal Consumer Protection
1 - Category: RESPA
3 - Category: State Rate Spread
9 - Category: TILA/RESPA Integrated Disclosure
46 - Total Satisfied Conditions

13 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Application
2 - Category: Income/Employment
2 - Category: Insurance
3 - Category: Legal Documents
2 - Category: Terms/Guidelines
1 - Category: Title
7 - Property Valuations Review Scope
4 - Category: Appraisal
2 - Category: FEMA
1 - Category: Property
26 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
3 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: Finance Charge Tolerance
3 - Category: RESPA
3 - Category: Right of Rescission
13 - Category: TILA/RESPA Integrated Disclosure
8 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: Application
2 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: Terms/Guidelines
3 - Compliance Review Scope
1 - Category: Section 32
1 - Category: State High Cost
1 - Category: TILA/RESPA Integrated Disclosure

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